Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2021
Compensation Related Costs [Abstract]
Defined benefit pension plans - amounts recognized in consolidated statements of income

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Japan	¥4,621	¥4,769	¥(2,696)
Foreign	6,786	11,493	10,655
Defined benefit costs	¥11,407	¥16,262	¥7,959

Defined benefit pension plans - amounts recognized in statements of financial position and changes in present value of defined benefit obligation

	JPY (millions) As of March 31, 2020
	Japan	Foreign	Total
Present value of defined benefit obligations	¥190,552	¥226,400	¥416,952
Fair value of plan assets	211,114	79,600	290,714
Net defined benefit liabilities (assets)	¥(20,562)	¥146,800	¥126,238

Consolidated statements of financial position
Net defined benefit liabilities	¥9,817	¥146,800	¥156,617
Net defined benefit assets	30,379	—	30,379
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(20,562)	¥146,800	¥126,238

	JPY (millions) As of March 31, 2021
	Japan	Foreign	Total
Present value of defined benefit obligations	¥180,321	¥251,767	¥432,088
Fair value of plan assets	231,038	102,354	333,392
Effect of asset ceiling	25,757	—	25,757
Net defined benefit liabilities (assets)	¥(24,960)	¥149,413	¥124,453

Consolidated statements of financial position
Net defined benefit liabilities	¥9,444	¥149,413	¥158,857
Net defined benefit assets	34,404	—	34,404
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(24,960)	¥149,413	¥124,453
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2020
	Japan	Foreign	Total
At beginning of the year	¥198,293	¥227,975	¥426,268
Current service cost	4,832	9,580	14,412
Interest cost	1,166	4,021	5,187
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(1,787)	(1,155)	(2,942)
From changes in financial assumptions	(5)	4,417	4,412
Experience adjustments	(1,351)	(2,495)	(3,846)
Past service cost	46	(580)	(534)
Settlement	(70)	48	(22)
Benefits paid	(10,390)	(10,419)	(20,809)
Effect of business combinations and disposals	(182)	62	(120)
Foreign currency translation differences	—	(5,054)	(5,054)
At end of the year	¥190,552	¥226,400	¥416,952

	JPY (millions) For the Year Ended March 31, 2021
	Japan	Foreign	Total
At beginning of year	¥190,552	¥226,400	¥416,952
Current service cost	4,621	8,937	13,558
Interest cost	1,145	3,772	4,917
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	1,359	(2,336)	(977)
From changes in financial assumptions	(1,497)	7,161	5,664
Experience adjustments	6,163	2,148	8,311
Past service cost	(7,195)	(781)	(7,976)
Benefits paid	(13,344)	(8,961)	(22,305)
Contributions by the employees	—	2,307	2,307
Effect of business combinations and disposals	(1,483)	(131)	(1,614)
Foreign currency translation differences	—	13,251	13,251
At end of the year	¥180,321	¥251,767	¥432,088
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021
Balance at beginning of the year	¥—	¥—
Remeasurement Changes in effect of asset ceiling	—	25,757
Balance at end of the year	¥—	¥25,757

Significant actuarial assumptions used to determine present value	Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
2020
Japan	0.6%	2.6%
Foreign	1.7%	2.9%
2021
Japan	0.7%	2.5%
Foreign	1.4%	2.7%

Sensitivity analysis for actuarial assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
2020
Japan	+0.50%	¥(11,855)	+0.50%	¥484
	-0.50%	13,322	-0.50%	(457)
Foreign	+0.50%	(19,559)	+0.50%	3,041
	-0.50%	18,972	-0.50%	(2,668)
2021
Japan	+0.50%	(11,546)	+0.50%	6
	-0.50%	13,012	-0.50%	(6)
Foreign	+0.50%	(19,818)	+0.50%	3,689
	-0.50%	22,881	-0.50%	(3,347)

Changes in fair value of plan assets and breakdown by asset class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021
Balance at beginning of the year	¥303,816	¥290,714
Interest income on plan assets	2,803	2,540
Remeasurement of defined benefit plans Return on plan assets	(9,680)	40,902
Contributions by the employer	9,036	7,940
Contributions by the employees	—	2,307
Settlement	851	—
Benefits paid	(17,226)	(14,291)
Effect of business combinations and disposals	70	(1,218)
Foreign currency translation differences	1,044	4,498
Balance at end of the year	¥290,714	¥333,392
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2020		2021
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥10,519	¥2,622	¥11,789	¥3,520
Foreign	16,786	80,298	23,849	96,744
Bonds:
Japan	2,196	13,080	1,441	16,846
Foreign	10,203	39,965	13,395	44,159
Life insurance company general accounts	—	89,599	—	95,859
Cash and cash equivalent	14,481	—	9,625	—
Others	(1,215)	12,180	199	15,966
Total plan assets	¥52,970	¥237,744	¥60,298	¥273,094

Major employee benefits expenses other than retirement benefits	Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Salary	¥272,930	¥417,860	¥418,087
Bonuses	89,439	135,938	105,772
Other	93,711	157,722	163,443